Income and Excise Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income and Excise Taxes

10. INCOME AND EXCISE TAXES

For U.S. federal income tax purposes, amounts distributed to the Fund’s shareholders as distributions are reported as ordinary income, capital gains, or a combination thereof. Distributions paid to shareholders for the years ended December 31, 2025, 2024 and 2023 were taxable as follows:

	For the Years Ended December 31,
	2025	2024	2023
Ordinary income	$786,743	$347,088	$53,166
Capital gains	28,932	—	—
Total (1)	$815,675	$347,088	$53,166
(1)	For the years ended December 31, 2025, 2024 and 2023, the percentage of total distributions paid that constituted interest-related distributions was 88.6%, 92.4% and 100%, respectively.

The following reconciles the net increase in net assets resulting from operations to taxable income for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025	2024	2023
	(Estimated)(1)
Net increase in net assets resulting from operations	$781,638	$406,116	$94,039
Adjustments:
Net unrealized losses on investments and foreign currency transactions	(3,400)	(54,072)	(20,526)
Income not currently taxable (2)	(47,102)	(4,749)	(277)
Income for tax but not book	39,841	809	—
Expenses not currently deductible	13,086	10,739	3,868
Realized gain/loss differences	(2,472)	—	—
Taxable income	$781,591	$358,843	$77,104
(1)	The calculation of estimated 2025 U.S. federal taxable income is based on certain estimated amounts, including information received from third parties and, as a result, actual 2025 U.S. federal taxable income will not be finally determined until the Fund’s 2025 U.S. federal tax return is filed in 2026 (and, therefore, such estimate is subject to change).
(2)	Includes a reduction for dividend income from preferred equity that is not taxable until collected totaling $16,519, $4,134 and $277 for the years ended December 31, 2025, 2024 and 2023, respectively, net of dividend income collected of $2,776, $0 and $0, respectively, for the years ended December 31, 2025, 2024 and 2023, respectively.

Taxable income generally differs from net increase in net assets resulting from operations for financial reporting purposes due to temporary and permanent differences in the recognition of income and expenses, and generally excludes net unrealized gains or losses, as unrealized gains or losses are generally not included in taxable income until they are realized.

For the year ended December 31, 2025, the Fund estimated U.S. federal taxable income exceeded its distributions made from such taxable income during the year; consequently, the Fund has elected to carry forward the excess for distributions to shareholders in 2026. The amount carried forward to 2026 is estimated to be approximately $3,286, all of which is ordinary income, although these amounts will not be finalized until the 2025 tax returns are filed in 2026. For the years ended December 31, 2024 and 2023, the Fund had taxable income in excess of the distributions made from such taxable income during the year, and therefore, the Fund elected to carry forward the excess for distribution to shareholders in 2025 and 2024, respectively. The amount carried forward to 2025 and 2024 were $37,368 and $24,164, respectively. To the extent that the Fund determines that its estimated current year annual taxable income will exceed its estimated current year distributions from such taxable income, the Fund accrues excise tax on estimated excess taxable income. For the years ended December 31, 2025, 2024 and 2023, a net expense of $389, $787 and $944, respectively, was recorded for U.S. federal excise tax.

The Fund may adjust the classification of net assets as a result of permanent book-to-tax differences, which may include merger-related items, differences in the book and tax basis of certain assets and liabilities, and nondeductible federal taxes (including excise taxes), among other items. These adjustments are reclassifications among the individual components of net assets and have no effect on total net assets. For the years ended December 31, 2025, 2024 and 2023, permanent differences were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Accumulated undistributed earnings	$6,919	$—	$762
Paid in capital	$(6,919)	$—	$(762)

As of December 31, 2025 and 2024, the estimated cost basis of investments for U.S. federal tax purposes and the estimated gross unrealized appreciation and depreciation are as follows:

	As of December 31,
	2025	2024
Gross unrealized appreciation	$354,875	$194,093
Gross unrealized depreciation	(148,126)	(126,983)
Net unrealized appreciation	$206,749	$67,110

Estimated cost basis of investments	$21,301,849	$11,485,299

Certain of the Fund’s consolidated subsidiaries are subject to U.S. federal and state income taxes. For the years ended December 31, 2025, 2024 and 2023, the Fund recorded a net tax expense of approximately $115, $0 and $0, respectively, for these subsidiaries.